MARCH 1, 2024
SUPPLEMENT TO THE:
HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS
DATED NOVEMBER 28, 2023, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Prospectus.
I. Effective immediately, Hartford Sustainable Income ETF (the “Fund”) will no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its sustainability framework to determine the Fund’s investment universe. As a result, in the section entitled “Principal Investment Strategy” in the above referenced Prospectus, the last paragraph is deleted in its entirety.
As a result of this change, the following revision will also be made to the Prospectus.
(1) Under the heading “Hartford Sustainable Income ETF Summary Section –  Principal Risks,” the paragraph entitled “Sustainable Investing Risk” is deleted in its entirety and replaced with the following:
Sustainable Investing Risk –  Applying sustainability framework to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability framework. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability framework. Because the Sub-Adviser evaluates ESG characteristics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG characteristics. A focus on ESG characteristics may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the investments identified by the Sub-Adviser to fit within its sustainability framework do not operate as anticipated. Although the Sub-Adviser seeks to identify issuers that fit within its sustainability framework, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.
II. Effective immediately, Jeremy Forster will be added as a portfolio manager to the Hartford Core Bond ETF and the Hartford Total Return Bond ETF. Accordingly, the following changes are being made to the Prospectus effective immediately:
(1) Under the heading “Hartford Core Bond ETF Summary Section - Management” in the above referenced Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2020
Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2020
Robert D. Burn, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2020
Jeremy Forster	Managing Director and Fixed Income Portfolio Manager	2020
(2) Under the heading “Hartford Total Return Bond ETF Summary Section - Management” in the above referenced Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Robert D. Burn, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Jeremy Forster	Managing Director and Fixed Income Portfolio Manager	2017
(3) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  Core Bond ETF” in the above referenced Prospectus, the following is added:

Jeremy Forster, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2024 and has been involved in securities analysis for the Fund since 2020. Mr. Forster joined Wellington Management as an investment professional in 2011. Prior to joining Wellington Management, Mr. Forster was an investment professional with Federal Reserve Bank of New York (2004-2011).
(4) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers - Total Return Bond ETF” in the above referenced Prospectus, the following is added:
Jeremy Forster, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2024 and has been involved in securities analysis for the Fund since 2017. Mr. Forster joined Wellington Management as an investment professional in 2011. Prior to joining Wellington Management, Mr. Forster was an investment professional with Federal Reserve Bank of New York (2004-2011).
III. Effectively immediately, the following revision will also be made to the Prospectus:
(1) Under the heading “More Information About Risks,” “Sustainable Investing Risk” is deleted in its entirety and replaced with the following:
SUSTAINABLE INVESTING RISK –  Applying a sustainability framework to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, a Fund may forgo some market opportunities available to funds that do not use a sustainability framework. A Fund’s performance may at times be better or worse than the performance of funds that do not use a sustainability framework. Although the sub-adviser(s) seek to identify issuers that fit within its sustainability framework, investors may differ in their views of what fits within this category of investments. As a result, a Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. In addition, an issuer’s practices, products, or services may change over time, which could cause a Fund to be invested in securities that do not comply with the sub-adviser(s) sustainability framework. Because the sub-adviser(s) evaluate sustainability characteristics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use sustainability characteristics. Sustainability characteristics may prioritize long term rather than short term returns. There is a risk that the information that the sub-adviser uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require a Fund to modify or alter its investment process with respect to sustainable investing.
In addition, the sub-adviser(s)’ assessment of whether an issuer fits within its sustainability framework is made at the time of purchase and as a result, there is a risk that the issuers identified by the sub-adviser(s) will not operate as anticipated and will no longer fit within the sub-adviser(s)’ sustainability framework.
(2) Under the heading “More Information About Risks –  Additional Information about Schroders” the entire section is deleted in its entirety.
This Supplement should be retained with your Prospectus for future reference.
HV-7659ETF
March 2024

MARCH 1, 2024
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
DATED NOVEMBER 28, 2023
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Sub-Advised or Managed by Wellington Management Portfolio Managers,” the following information is added under the Core Bond ETF and Total Return Bond ETF:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Core Bond ETF
Jeremy Forster(1)
Other Registered Investment Companies	10	$5,830	0	$0
Other Pooled Investment Vehicles	14	$581	0	$0
Other Accounts	48	$7,106	1	$270
Total Return Bond ETF
Jeremy Forster(1)
Other Registered Investment Companies	10	$5,830	0	$0
Other Pooled Investment Vehicles	14	$581	0	$0
Other Accounts	48	$7,106	1	$270
(1)
Information is as of October 31, 2023. Effective March 1, 2024, Mr. Forster became a portfolio manager to the Core Bond ETF and Total Return Bond ETF.
(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Jeremy Forster1)	Core Bond ETF	None
Jeremy Forster(1)	Total Return Bond ETF	None
(1)
Information is as of October 31, 2023. Effective March 1, 2024, Mr. Forster became a portfolio manager to the Core Bond ETF and Total Return Bond ETF.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.